DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
9.	DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

Balance as of June 30, 2024 represents deposits and down payment received in advance from customers for sales of automobiles, e-scooters and service parts, which included VND1,143.1 billion (USD47.1 million) of refundable deposit liabilities and VND899.5 billion (USD37.1 million) of non-refundable down-payment of contract liabilities. Revenue recognized in the six months ended June 30, 2024 from the contract liabilities at beginning of the year amounted to approximately VND546.5 billion (USD22.5 million).

13.DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

The balance as of December 31, 2023 is represents deposits and down payment received in advance from customers for sales of automobiles, escooters and service parts, which included VND329.7 billion (USD13.8 million) of refundable deposit liabilities and VND858.2 billion (USD36.0 million), as restated, non-refundable down-payment of contract liabilities. Revenue recognized in 2023 from these contract liabilities as of December 31, 2022 amounted to approximately VND2,717.1 billion (USD113.8 million) (in 2022: VND1,009 billion, in 2021: VND1,069 billion).